Schedule of Deferred and Financing Costs (Details) - Eos SENOLYTIXS Inc [Member] - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Restructuring Cost and Reserve [Line Items]
Deferred Merger And Financing Costs	$ 630,797
Deferred Merger Transaction Costs [Member]
Restructuring Cost and Reserve [Line Items]
Deferred Merger And Financing Costs	573,358
Deferred Series A Preferred Offering Costs [Member]
Restructuring Cost and Reserve [Line Items]
Deferred Merger And Financing Costs	34,043
Deferred Convertible Note Financing Costs [Member]
Restructuring Cost and Reserve [Line Items]
Deferred Merger And Financing Costs	9,660
Deferred Additional Bridge Notes Commitment Costs [Member]
Restructuring Cost and Reserve [Line Items]
Deferred Merger And Financing Costs	$ 13,736